RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The summary of amount due to related parties as the following:

		September 30,
		2024	2023
Due to related parties consist of the following:
Mr. Bun Kwai	Due to shareholders	14,649	20,791
Mr. Bun Kwai	Accrued liabilities and other payables	10,940	10,855
Mr. Chun San Leung*	Accrued liabilities and other payables	2,124	2,107
Mr. Pak Lun Patrick Au*	Accrued liabilities and other payables	7,723	4,852
MSB Infinitus Limited ***	Due to shareholders	-	1,219,447
		$35,436	$1,258,052

The amounts due to related parties are unsecured, interest free with no specific repayment terms.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)

NOTE 18 – RELATED PARTY TRANSACTIONS (CONTINUED)

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	For the year ended
	September 30,
	2024	2023	2022

Service fee to Cubic Creation Limited**	$-	$45,192	$18,248
Service fee to Mr. Chun San Leung*	-	-	17,994
Salary to Mr. Bun Kwai	130,629	118,078	21,989
Salary to Mr. Chun San Leung*	25,357	13,273	23,012
Salary to Mr. Pak Lun Patrick Au*	88,753	50,436	-
Purchase of intangible asset from Mr. Bun Kwai	-	20,046	-
Repayments to MSB Infinitus Limited***	1,219,447	-	-

*	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited
**	Cubic Creations Limited is fully owned by Mr. Chun San Leung
***	MSB Infinitus Limited is the sole shareholder of Lasting Success Holdings Limited which is a shareholder of the Company. On October 28, 2024, MSB Infinitus Limited disposed all it’s shares in Lasting Success Holdings Limited to Ms. Stella Lo. MSB Infinitus Limited is not a related party to QMMM Holdings Limited thereafter.